Capital management	12 Months Ended
Jun. 30, 2026
Capital Management
Capital management

26.	Capital management:

The Company’s objectives in managing liquidity and capital are to safeguard the Company’s ability to continue as a going concern and to provide financial capacity to meet its strategic objectives. The capital structure of the Company consists of the following:

	June 30, 2026	June 30, 2025
Long-term debt - non-current portion (note 16)	$51,778	$53,790
Shareholders’ Equity	$20,377	$19,760

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the strategies employed by the Company may include the issuance or repayment of debt, dividend payments, issuance of equity, or sale of assets.

POWERBANK CORPORATION

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2026, 2025 and 2024